Long-term investments (Details Narrative) - Prospector Royalty Corp. [Member] $ in Thousands, $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)
IfrsStatementLineItems [Line Items]
Investment on equity interest	$ 1,390	$ 2	$ 1,587	$ 2
Equity interest invested	12.50%	12.50%